Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Reserve balances in cash or on deposit with the Federal Reserve Bank	$ 535,000	$ 489,000
Restricted balances to secure borrowings	2,453,491	2,399,858
Trust preferred securities, non-callable period	5 years
Trust preferred securities, original maturities	30 years
Tax year subject to ongoing audit	2009
Advertising expense	$ 112,289	$ 93,127
Atlanta Georgia
Significant Accounting Policies [Line Items]
Commercial bank branches, by location	2
Hartsfield Jackson International Airport
Significant Accounting Policies [Line Items]
Commercial bank branches, by location	1
Stone Mountain Georgia
Significant Accounting Policies [Line Items]
Commercial bank branches, by location	1
Albany Georgia
Significant Accounting Policies [Line Items]
Commercial bank branches, by location	1
Savannah Georgia
Significant Accounting Policies [Line Items]
Commercial bank branches, by location	1
Augusta
Significant Accounting Policies [Line Items]
Commercial bank branches, by location	1